Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Operating Payments

Turquoise Hill has, in the normal course of its business, entered into various long-term contracts, which include commitments for future operating payments under contracts for supply of power, drilling, engineering, equipment rentals and other arrangements as follows:

2015	$210,997
2016	174,572
2017	31,747
2018	5
2019 onwards	-

$417,321